Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PARNASSUS FUNDS
Prospectus Date	rr_ProspectusDate	May 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PARNASSUS FUNDS

PARNASSUS INCOME FUNDS

Parnassus FundSM

Investor Shares: PARNX | Institutional Shares: PFPRX

Parnassus Core Equity FundSM

Investor Shares: PRBLX | Institutional Shares: PRILX

Parnassus Endeavor FundSM

Investor Shares: PARWX | Institutional Shares: PFPWX

Parnassus Mid Cap FundSM

Investor Shares: PARMX | Institutional Shares: PFPMX

Parnassus Fixed Income FundSM

Investor Shares: PRFIX | Institutional Shares: PFPLX

March 17, 2020

Supplement dated March 17, 2020 to the

Currently Effective Summary Prospectuses and Statutory Prospectus, all dated May 1, 2019

Stock Market Risk/Market Risk

The “Stock Market Risk” of each equity Fund and “Market Risk” of the Fixed Income Fund is hereby supplemented with the following disclosure:

Risks associated with epidemic and pandemic diseases (such as COVID-19), including, without limitation, travel restrictions, closed international borders, quarantines, disruptions to supply chains and lower consumer demand; a rise in protectionist trade policies; slowing global economic growth; risks associated with the United Kingdom’s departure from the European Union; and the risk of trade disputes and the possibility of changes to some international trade agreements could affect the economies of many nations, including the United States, in ways that cannot be foreseen at the present time, and may adversely impact the markets in which the Fund invests.

A shareholder may obtain additional information by contacting the Parnassus Funds at 1 (800) 999-3505.

PARNASSUS FUNDS | Parnassus Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PARNASSUS FUNDS

Parnassus FundSM

Investor Shares: PARNX | Institutional Shares: PFPRX

March 17, 2020

Supplement dated March 17, 2020 to the

Currently Effective Summary Prospectuses and Statutory Prospectus, all dated May 1, 2019

Stock Market Risk/Market Risk

The “Stock Market Risk” of each equity Fund and “Market Risk” of the Fixed Income Fund is hereby supplemented with the following disclosure:

Risks associated with epidemic and pandemic diseases (such as COVID-19), including, without limitation, travel restrictions, closed international borders, quarantines, disruptions to supply chains and lower consumer demand; a rise in protectionist trade policies; slowing global economic growth; risks associated with the United Kingdom’s departure from the European Union; and the risk of trade disputes and the possibility of changes to some international trade agreements could affect the economies of many nations, including the United States, in ways that cannot be foreseen at the present time, and may adversely impact the markets in which the Fund invests.

A shareholder may obtain additional information by contacting the Parnassus Funds at 1 (800) 999-3505.

PARNASSUS FUNDS | Parnassus Endeavor Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PARNASSUS FUNDS

Parnassus Endeavor FundSM

Investor Shares: PARWX | Institutional Shares: PFPWX

March 17, 2020

Supplement dated March 17, 2020 to the

Currently Effective Summary Prospectuses and Statutory Prospectus, all dated May 1, 2019

Stock Market Risk/Market Risk

The “Stock Market Risk” of each equity Fund and “Market Risk” of the Fixed Income Fund is hereby supplemented with the following disclosure:

Risks associated with epidemic and pandemic diseases (such as COVID-19), including, without limitation, travel restrictions, closed international borders, quarantines, disruptions to supply chains and lower consumer demand; a rise in protectionist trade policies; slowing global economic growth; risks associated with the United Kingdom’s departure from the European Union; and the risk of trade disputes and the possibility of changes to some international trade agreements could affect the economies of many nations, including the United States, in ways that cannot be foreseen at the present time, and may adversely impact the markets in which the Fund invests.

A shareholder may obtain additional information by contacting the Parnassus Funds at 1 (800) 999-3505.

PARNASSUS FUNDS | Parnassus Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PARNASSUS FUNDS

Parnassus Mid Cap FundSM

Investor Shares: PARMX | Institutional Shares: PFPMX

March 17, 2020

Supplement dated March 17, 2020 to the

Currently Effective Summary Prospectuses and Statutory Prospectus, all dated May 1, 2019

Stock Market Risk/Market Risk

The “Stock Market Risk” of each equity Fund and “Market Risk” of the Fixed Income Fund is hereby supplemented with the following disclosure:

Risks associated with epidemic and pandemic diseases (such as COVID-19), including, without limitation, travel restrictions, closed international borders, quarantines, disruptions to supply chains and lower consumer demand; a rise in protectionist trade policies; slowing global economic growth; risks associated with the United Kingdom’s departure from the European Union; and the risk of trade disputes and the possibility of changes to some international trade agreements could affect the economies of many nations, including the United States, in ways that cannot be foreseen at the present time, and may adversely impact the markets in which the Fund invests.

A shareholder may obtain additional information by contacting the Parnassus Funds at 1 (800) 999-3505.

PARNASSUS INCOME FUNDS | Parnassus Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PARNASSUS INCOME FUNDS

Parnassus Core Equity FundSM

Investor Shares: PRBLX | Institutional Shares: PRILX

March 17, 2020

Supplement dated March 17, 2020 to the

Currently Effective Summary Prospectuses and Statutory Prospectus, all dated May 1, 2019

Stock Market Risk/Market Risk

The “Stock Market Risk” of each equity Fund and “Market Risk” of the Fixed Income Fund is hereby supplemented with the following disclosure:

Risks associated with epidemic and pandemic diseases (such as COVID-19), including, without limitation, travel restrictions, closed international borders, quarantines, disruptions to supply chains and lower consumer demand; a rise in protectionist trade policies; slowing global economic growth; risks associated with the United Kingdom’s departure from the European Union; and the risk of trade disputes and the possibility of changes to some international trade agreements could affect the economies of many nations, including the United States, in ways that cannot be foreseen at the present time, and may adversely impact the markets in which the Fund invests.

A shareholder may obtain additional information by contacting the Parnassus Funds at 1 (800) 999-3505.

PARNASSUS INCOME FUNDS | Parnassus Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PARNASSUS INCOME FUNDS

Parnassus Fixed Income FundSM

Investor Shares: PRFIX | Institutional Shares: PFPLX

March 17, 2020

Supplement dated March 17, 2020 to the

Currently Effective Summary Prospectuses and Statutory Prospectus, all dated May 1, 2019

Stock Market Risk/Market Risk

The “Stock Market Risk” of each equity Fund and “Market Risk” of the Fixed Income Fund is hereby supplemented with the following disclosure:

Risks associated with epidemic and pandemic diseases (such as COVID-19), including, without limitation, travel restrictions, closed international borders, quarantines, disruptions to supply chains and lower consumer demand; a rise in protectionist trade policies; slowing global economic growth; risks associated with the United Kingdom’s departure from the European Union; and the risk of trade disputes and the possibility of changes to some international trade agreements could affect the economies of many nations, including the United States, in ways that cannot be foreseen at the present time, and may adversely impact the markets in which the Fund invests.

A shareholder may obtain additional information by contacting the Parnassus Funds at 1 (800) 999-3505.